Contract Assets (Liabilities) - Schedule of Contract Liabilities (Details)	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Contract Liabilities [Abstract]
Balance at beginning of the year			$ 136,464
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year			(136,464)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts
Balance at end of the year